UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Christopher Weil & Company, Inc.
Address: 12555 High Bluff Drive #180
         San Diego, CA  92130

13F File Number:  028-11295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Wells
Title:     President & CEO
Phone:     858-704-1444

Signature, Place, and Date of Signing:

  /s/  John Wells     San Diego, CA     May 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $90,081 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      255     5200 SH       SOLE                        0        0     5200
AGIC CONV & INCOME FD II       COM              001191105     3148   312954 SH       SOLE                   269294        0    43660
ALTERA CORP                    COM              021441100     3618    82179 SH       SOLE                    63224        0    18955
APPLE INC                      COM              037833100     2761     7922 SH       SOLE                     6278        0     1644
AUTODESK INC                   COM              052769106     2239    50750 SH       SOLE                    38590        0    12160
BB&T CORP                      COM              054937107     2251    82015 SH       SOLE                    62705        0    19310
BCE INC                        COM NEW          05534B760     1915    52685 SH       SOLE                    40180        0    12505
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      752        6 SH       SOLE                        6        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1680    63548 SH       SOLE                    48548        0    15000
CATERPILLAR INC DEL            COM              149123101     2784    25001 SH       SOLE                    19454        0     5547
CBS CORP NEW                   CL B             124857202     2719   108601 SH       SOLE                    85091        0    23510
CHEVRON CORP NEW               COM              166764100     3013    28027 SH       SOLE                    21536        0     6491
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     2896    71220 SH       SOLE                    55105        0    16115
CITIGROUP INC                  COM              172967101      136    30657 SH       SOLE                     4010        0    26647
CLIFFS NATURAL RESOURCES INC   COM              18683K101     2374    24160 SH       SOLE                    18465        0     5695
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4076    50071 SH       SOLE                    37497        0    12574
CONOCOPHILLIPS                 COM              20825C104     3032    37972 SH       SOLE                    29277        0     8695
CORNING INC                    COM              219350105     1573    76246 SH       SOLE                    58949        0    17297
DR REDDYS LABS LTD             ADR              256135203     2885    77350 SH       SOLE                    58750        0    18600
DU PONT E I DE NEMOURS & CO    COM              263534109     2339    42549 SH       SOLE                    33009        0     9540
E M C CORP MASS                COM              268648102     1925    72464 SH       SOLE                    55314        0    17150
EXPRESS SCRIPTS INC            COM              302182100     1505    27064 SH       SOLE                    20896        0     6168
EXXON MOBIL CORP               COM              30231G102      492     5850 SH       SOLE                     5750        0      100
GENERAL FINANCE CORP           COM              369822101      154    45700 SH       SOLE                        0        0    45700
GUARANTY BANCORP DEL           COM              40075T102       71    55000 SH       SOLE                        0        0    55000
INTERNATIONAL BUSINESS MACHS   COM              459200101     2111    12944 SH       SOLE                     9655        0     3289
INTUIT                         COM              461202103     2606    49060 SH       SOLE                    37450        0    11610
ISHARES TR                     S&P CAL AMTFR MN 464288356     2341    23160 SH       SOLE                    17940        0     5220
JOHNSON & JOHNSON              COM              478160104      361     6100 SH       SOLE                     6100        0        0
JOHNSON CTLS INC               COM              478366107     2308    55527 SH       SOLE                    42982        0    12545
JPMORGAN CHASE & CO            COM              46625H100      913    19808 SH       SOLE                      400        0    19408
KEYCORP NEW                    COM              493267108     1536   173011 SH       SOLE                   131009        0    42002
MICRON TECHNOLOGY INC          COM              595112103     1819   158551 SH       SOLE                   122206        0    36345
ORACLE CORP                    COM              68389X105     2731    81691 SH       SOLE                    62831        0    18860
PNC FINL SVCS GROUP INC        COM              693475105     2638    41881 SH       SOLE                    32021        0     9860
POWERSHARES ETF TRUST          HI YLD EQ DVDN   73935X302       93    10500 SH       SOLE                     9500        0     1000
PROCTER & GAMBLE CO            COM              742718109     1966    31912 SH       SOLE                    25328        0     6584
PS BUSINESS PKS INC CALIF      COM              69360J107     2490    42967 SH       SOLE                        0        0    42967
PUBLIC STORAGE                 COM              74460D109     8076    72820 SH       SOLE                        0        0    72820
RAYONIER INC                   COM              754907103      296     4750 SH       SOLE                     4750        0        0
STARBUCKS CORP                 COM              855244109     3252    88005 SH       SOLE                    66490        0    21515
THOMSON REUTERS CORP           COM              884903105     1692    43130 SH       SOLE                    33370        0     9760
TJX COS INC NEW                COM              872540109     1768    35551 SH       SOLE                    27273        0     8278
UNITED TECHNOLOGIES CORP       COM              913017109      491     5800 SH       SOLE                     5800        0        0